Equity - Schedule of Warrants Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Oct. 31, 2023	Apr. 30, 2025	Oct. 31, 2024
Schedule of Warrants Activity [Abstract]
Number of warrants, Balance of warrants outstanding as of balance		441,552	961,807
Weighted average exercise price per hare, Balance of warrants outstanding as of balance		$ 4.15	$ 4.15
Weighted average life Years, Balance of warrants outstanding as of balance		4 years 4 months 24 days	4 years 10 months 24 days
Expiration dates, Balance of warrants outstanding as of balance
Number of warrants, Warrants issued in connection with the September 2024 Note			961,807
Weighted average exercise price per hare, Warrants issued in connection with the September 2024 Note			$ 4.15
Weighted average life Years, Warrants issued in connection with the September 2024 Note			5 years
Expiration dates, Warrants issued in connection with the September 2024 Note			Sep. 15, 2029
Number of warrants, Exercised		(520,255)
Weighted average exercise price per hare, Exercised